Other current assets and other current liabilities - Additional information (Details)	6 Months Ended
Dec. 31, 2019
Russian ruble
Other current assets
Mandatory reserves at central bank, as percentage of liabilities	4.75%
Foreign currencies
Other current assets
Mandatory reserves at central bank, as percentage of liabilities	8.00%